Other Income (Tables)	12 Months Ended
Mar. 31, 2022
Other income [Abstract]
Schedule of other income
Other income	For the year ended March 31, 2022	For the year ended March 31, 2021
Income from revenue entitlement rights	14,392,091	14,648,473
Fair value gain on remeasurement of warrant liability	1,487,589	—
Liabilities no longer required written back	425,853	—

	16,305,533	14,648,473